Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets

Cost (in millions)	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Other	Total

As of December 31, 2022	$1,217	$368	$226	$18	$137	$1,966
Additions	61	96	—	—	—	157
Disposals	(40)	—	—	—	—	(40)
As of December 31, 2023	1,238	464	226	18	137	2,083
Additions	240	53	2	57	43	395
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	$1,340	$517	$228	$75	$180	$2,340

Accumulated Amortization
As of December 31, 2022	$971	$276	$225	$—	$131	$1,603
Additions	121	7	—	—	1	129
Disposals	(40)	—	—	—	—	(40)
As of December 31, 2023	1,052	283	225	—	132	1,692
Additions	122	3	—	—	1	126
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	$1,036	$286	$225	$—	$133	$1,680

Net book value as of December 31, 2023	$186	$181	$1	$18	$5	$391

Net book value as of December 31, 2024	$304	$231	$3	$75	$47	$660

Amortization expense on intangible assets is as follows:

(in millions)	2024	2023	2022
Cost of revenue	$58	$61	$91
Research and development expenses	66	63	70
Selling, general and administrative expenses	2	5	15
Total	$126	$129	$176